INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the effects of income tax and social contribution on profit or loss
Net income (loss) before taxes	R$ 8,832,957	R$ (17,642,129)	R$ (4,097,203)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	R$ (3,003,205)	R$ 5,998,324	1,393,049
Tax rate	34.00%	34.00%
Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad	R$ 3,445,206	R$ 1,373,845	(24,933)
Equity method	44,309	12,288	10,878
Thin capitalisation	(603,612)	(675,356)	(95,003)
Credit related to Reintegra Program	7,398	6,278	4,515
Tax incentives	16,443	10,668	18,919
Director bonus	(15,656)	(7,677)	(43,913)
Offset income tax abroad		72,890
Merger of subsidiaries		67,311
Donations / Fines - Other	(88,308)	68,623	18,949
Income and social contribution benefits (expenses) on the period	(197,425)	6,927,194	1,282,461
Income tax
Current	(276,431)	(173,322)	(220,311)
Deferred	69,669	5,225,655	1,093,200
Total income Tax	(206,762)	5,052,333	872,889
Social Contribution
Current	(15,684)	(8,604)	(25,799)
Deferred	25,021	1,883,465	435,371
Total Social Contribution	9,337	1,874,861	409,572
Income and social contribution benefits (expenses) on the period	R$ (197,425)	R$ 6,927,194	R$ 1,282,461
Effective rate of income and social contribution tax expenses	2.24%	39.27%	31.30%